Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Depreciation and Amortization of Property and Equipment	Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization of property and equipment are provided using the straight-line method over their expected useful lives, as follows:
Useful life
Office equipment and furniture	3 years
Automobiles	5 years
Leasehold improvement	Lesser of useful life and lease term

Schedule of Currency Exchange Rates	The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:
	June 30, 2023	June 30, 2022
Period-end spot rate	US$1=RMB 7.2254	US$1=RMB 6.7114
Average rate	US$1=RMB 6.9881	US$1=RMB 6.4641

Schedule of Total Revenues by Product and Service Type	The summary of the Company’s total revenues by product and service type for the year ended June 30, 2023 and 2022 was as follows:
	For the years ended June 30,
	2023	2022
Sales of electronic components products:
Semiconductor:
Integrated Circuits	$36,208,767	$155,134,814
Power/Circuit Protection	13,902,350	15,971,800
Discrete	16,047,821	23,071,808
Passive Components	99,326,417	25,110,572
Optoelectronics/Electromechanical	8,535,997	12,056,185
Other semiconductor products	15,366,941	29,103,445
Equipment, tools and others:
Equipment	10,102,545	8,745,020
Tools and others	11,632,317	17,346,092
Total sales of electronic components products	211,123,155	286,539,736
Service commission fees	3,282,071	3,836,635
Total revenue	$214,405,226	$290,376,371

Schedule of Computation of Basic and Diluted Earnings Per Share	The following table sets forth the computation of basic and diluted earnings per share for the year ended June 30, 2023 and 2022:
	For the years ended June 30,
	2023	2022
Numerator:
Net income attributable to ordinary shareholders	$1,751,170	$2,569,810

Denominator:
Weighted-average number of ordinary shares outstanding – basic	9,201,374	8,826,374
Outstanding options	742,762	751,012
Potentially dilutive shares from outstanding options	717,557	720,972
Weighted-average number of ordinary shares outstanding – diluted	9,918,931	9,547,346
Earnings per share – basic	$0.19	$0.29
Earnings per share – diluted	$0.18	$0.27